Interests in Other Entities - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Joint Ventures And Associates [Line Items]
Dividends received from investments accounted for using equity method, classified as investing activities	$ 160	$ 32
Debentures issued	$ 200	200
Bottom of range
Disclosure Of Joint Ventures And Associates [Line Items]
Interest in joint ventures and associates	24.99%
Top of range
Disclosure Of Joint Ventures And Associates [Line Items]
Interest in joint ventures and associates	50.00%
Canadian real estate joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Increase in equity method investments	$ 17	75
Total for all joint operations
Disclosure Of Joint Ventures And Associates [Line Items]
Investment properties and other assets	2,060	2,100
Fair value of jointly controlled assets	2,114	2,200
Joint ventures where entity is venturer
Disclosure Of Joint Ventures And Associates [Line Items]
Rental payments	19	19
Future rental payments to joint ventures and associates	$ 151
Rental lease term	8 years
Debentures issued	$ 115	$ 64
Joint ventures where entity is venturer | Bottom of range
Disclosure Of Joint Ventures And Associates [Line Items]
Interest rate	7.30%
Joint ventures where entity is venturer | Top of range
Disclosure Of Joint Ventures And Associates [Line Items]
Interest rate	8.20%